Employee Benefit Expenses (Tables)	12 Months Ended
Dec. 31, 2020
Employee Benefit Expenses [Abstract]
Schedule of short term employee benefits included in consolidated statements of comprehensive loss
	Year ended December 31,
	2020	2019

Research and development
Short term benefit	738	360
Share based compensation	255	-
Token based compensation	336	3

Sales and Marketing
Short term benefit	267	2
Share based compensation	171	106
Token based compensation	423	-

General and administration
Short term benefit	1,600	756
Share based compensation	144	96
Token based compensation	3,174	6